Discontinued Operations - Assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Assets and Liabilities
Impairment of Long-Lived Assets Held-for-use	¥ 27,389	¥ 30,381	¥ 18,066
SEV related business | Disposal by sale
Assets and Liabilities
Total consideration		¥ 60,000		¥ 60,000